Segment Information - Summary of Operating Results by Geographical areas (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 12,034	$ 12,545
U.S. [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	7,209	7,549
Canada [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,034	1,035
Other [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	191	233
Americas [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	8,434	8,817
U.K. [Member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,544	1,612
Other Countries [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,930	1,983
EMEA [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	3,474	3,595
Asia Pacific [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 126	$ 133